Real Estate Assets, Net	12 Months Ended
Dec. 31, 2020
Business Combinations [Abstract]
Real Estate Assets, Net	Real Estate Assets, Net
The following table summarizes the carrying amounts of our consolidated real estate assets:

	December 31, 2020	December 31, 2019
Building and building improvements	$134,822,291	$52,466,583
Land and land improvements	28,182,025	10,658,155
Furniture, fixtures and equipment	3,983,344	2,015,778
Intangible assets	3,808,756	1,503,325
	170,796,416	66,643,841
Less: Accumulated depreciation and amortization	(9,704,422)	(2,738,190)
Real estate assets, net	$161,091,994	$63,905,651
Asset acquisitions

During 2020, we acquired Cottonwood One Upland, a multifamily community in Norwood, Massachusetts for $103,600,000, excluding closing costs. Acquired assets and liabilities were recorded at relative fair value as an asset acquisition (Note 2). The purchase price allocation of the real estate assets acquired during the year ended December 31, 2020 is as follows:

	Allocated Amounts
Property	Building	Land	Land Improvements	Personal Property	Intangible	Total
Cottonwood One Upland	$82,145,536	$14,514,535	$3,009,335	$1,967,566	$2,305,430	$103,942,402

The weighted-average amortization period for the intangible lease assets acquired in connection with the Cottonwood One Upland acquisition was 0.5 years after the March 19, 2020 acquisition date. As such, the intangible lease assets acquired from the Cottonwood One Upland acquisition have been fully amortized by December 31, 2020.
During 2019, we acquired Cottonwood West Palm, a multifamily community in West Palm Beach, Florida for $66,923,500. Acquired assets and liabilities were recorded at relative fair value as an asset acquisition (Note 2). The purchase price allocation of the real estate assets acquired during the year ended December 31, 2019 is as follows:

	Allocated Amounts
Property	Building	Land	Land Improvements	Personal Property	Intangible	Total
Cottonwood West Palm	$52,276,096	$9,379,895	$1,278,260	$2,015,778	$1,503,325	$66,453,354
The weighted-average amortization period for the intangible lease assets acquired in connection with the Cottonwood West Palm acquisition was 0.5 years after the May 30, 2019 acquisition date. As such, the intangible lease assets acquired from the Cottonwood West Palm acquisition have been fully amortized by December 31, 2019.